KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2024
Key Management Compensation [Abstract]
KEY MANAGEMENT COMPENSATION [Text Block]

12. KEY MANAGEMENT COMPENSATION

The Company's key management includes its directors and officers.  The remuneration of key management was as follows:

For the year ended December 31,	2024	2023
	$	$
Salaries and director fees	4,134,306	1,712,067
Share-based payments	2,310,875	1,417,844

KEY MANAGEMENT COMPENSATION	6,445,181	3,129,911

Share-based payments represent the fair value on grant date of stock options, RSUs and DSUs previously granted to directors and officers during the periods presented above. Salaries and share-based payments for certain officers are capitalized in exploration and evaluation assets and the balance is recognized in the statement of loss and comprehensive loss.

During the year ended December 31, 2024, the Company accrued one-time executive settlement costs owing to certain officers of $921,074, respectively (2023 - $nil).

All related party transactions are disclosed in the above Key Management Compensation section. There were no additional related party transactions.